EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic:
Net income available to stockholders	$ 200,832	$ 122,815	$ 89,206
Diluted:
Interest paid on 3.75% convertible bonds	5,078	5,060	5,092
Interest paid on 3.25% convertible bonds	17,371	17,371	0
Net income available to stockholders, diluted	$ 223,281	$ 145,246	$ 94,298
Basic earnings per share:
Weighted average number of common shares outstanding	93,450	93,331	89,508
Diluted earnings per share:
Weighted average number of common shares outstanding	93,450	93,331	89,508
Effect of dilutive share options	23	84	163
Effect of dilutive convertible debt	25,535	23,332	5,753
Weighted average number of diluted common shares outstanding	119,008	116,747	95,424